Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
CTIVP® – Westfield Select Large Cap Growth Fund Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
CTIVP® – Westfield Select Large Cap Growth Fund Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%